Annual Total Returns	Sep. 30, 2024
Eaton Vance Atlanta Capital Focused Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Bar Chart Table:
2015	2.55%
2016	3.15%
2017	27.09%
2018	8.55%
2019	38.09%
2020	26.95%
2021	30.09%
2022	(20.43%)
2023	25.25%
2024	10.33%
Eaton Vance Atlanta Capital Select Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Bar Chart Table:
2015	2.57%
2016	5.61%
2017	19.48%
2018	(0.63%)
2019	38.13%
2020	15.54%
2021	15.22%
2022	(12.28%)
2023	20.54%
2024	15.54%
Eaton Vance Atlanta Capital SMID-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Bar Chart Table:
2015	9.45%
2016	10.96%
2017	24.42%
2018	(5.57%)
2019	34.10%
2020	10.95%
2021	21.92%
2022	(9.03%)
2023	13.72%
2024	13.33%